Intangible Assets (Details 1) (Core Deposit Intangible Asset [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Core Deposit Intangible Asset [Member]
Estimated future amortization expense
2013	$ 135
2014	0
2015	0
2016	0
2017	$ 0